Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Entity Filer Category	Non-accelerated Filer
Amendment Description

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.